Expense Example - Amplify XRP 3% Monthly Premium Income ETF - Amplify XRP 3% Monthly Premium Income ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240